Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Authorized AFUDC Rates

The AFUDC rates authorized by the Washington Commission for natural gas and electric utility plant additions based on the effective dates are as follows:

Effective Date	Washington Commission AFUDC Rates
July 1, 2013 - present	7.77%
May 14, 2012 - June 30, 2013	7.80
April 8, 2010 - May 13, 2012	8.10